Operating Segment Information and Concentrations of Risk - Operating Segments and Geographical Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 1,656.9	$ 1,493.8	$ 1,321.3
Total operating income	335.0	53.1	29.5
Net interest expense	(7.5)	(1.1)	2.4
Other (expense) income	(4.9)	2.6	1.8
Total Identifiable Assets	2,044.5	2,104.0
General Corporate [Member]
Segment Reporting Information [Line Items]
Total operating income	(19.0)	(240.6)	(151.8)
Total Identifiable Assets	784.7	1,066.6
USA [Member]
Segment Reporting Information [Line Items]
Net sales	1,238.5	1,094.6	923.8
Total Identifiable Assets	956.4	785.8
Australia [Member]
Segment Reporting Information [Line Items]
Net sales	267.7	259.2	272.0
Total Identifiable Assets	223.4	173.8
New Zealand [Member]
Segment Reporting Information [Line Items]
Net sales	64.7	63.0	56.1
Total Identifiable Assets	25.8	29.4
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales	86.0	77.0	69.4
Total Identifiable Assets	54.2	48.4
Segments Total [Member]
Segment Reporting Information [Line Items]
Total operating income	354.0	293.7	181.3
Total Identifiable Assets	1,259.8	1,037.4
Worldwide Total [Member]
Segment Reporting Information [Line Items]
Net sales	1,656.9	1,493.8	1,321.3
Total operating income	322.6	54.6	33.7
Total Identifiable Assets	2,044.5	2,104.0
USA & Europe Fiber Cement [Member]
Segment Reporting Information [Line Items]
Net sales	1,276.5	1,127.6	951.4
Total operating income	285.9	237.0	145.6
Total Identifiable Assets	959.3	782.6
Asia Pacific Fiber Cement [Member]
Segment Reporting Information [Line Items]
Net sales	380.4	366.2	369.9
Total operating income	94.1	81.1	61.7
Total Identifiable Assets	279.8	235.1
Research and Development [Member]
Segment Reporting Information [Line Items]
Total operating income	(26.0)	(24.4)	(26.0)
Total Identifiable Assets	$ 20.7	$ 19.7